Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 533	£ 361
Short-term bank deposits	35	157
Total cash and cash equivalents	568	518
Total	£ 568	645
Asset held for sale [member]
Cash and cash equivalents [line items]
Cash at bank and in hand		127
Total cash and cash equivalents		£ 127